Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	$—	$187,244	$—	$187,244

December 31, 2019

	Level 1	Level 2		Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—		$—	$68,256	$68,256

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	$—		$—	$132,160	$132,160

Financial liabilities at FVTPL
Derivative financial liabilities	$—	$		$262,350	$262,350

Summary of Categories of Financial Instruments

	December 31
	2017	2018	2019
Financial assets
Financial assets at FVTPL
Mandatorily classified as at FVTPL	$—	$60,004	$68,256
Loans and receivables (1)	50,734,158	—	—
Financial assets at amortized cost (2)	—	29,080,981	22,311,107
Financial assets at FVTOCI
Equity instruments	—	187,244	132,160
Financial liabilities

Financial liabilities at FVTPL
Designated as at FVTPL	—	—	262,350
Financial liabilities at amortized cost (3)	15,463,286	21,304,150	21,963,089

1)	The balances include loans and receivables measured at amortized cost, which comprise cash and cash equivalents and refundable deposits.

2)	The balances included financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

3)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2018
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$2,297,231	0.7335	$1,685,019

Financial liabilities
Monetary items
SGD	13,515,737	0.7335	9,914,437

	December 31, 2019
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$2,538,168	0.7431	$1,886,160
GBP	999,471	1.3187	1,318,000

Financial liabilities
Monetary items
SGD	15,126,578	0.7431	11,240,843

Sensitivity Analysis of Foreign Currency Risk
	For the Year Ended December 31
	2017	2018	2019
Profit or loss*
SGD	$(417,443)	$(411,471)	$(467,734)
GBP	—	—	65,900